Long-term debt (Details) - Schedule of aggregate maturities of long-term debt $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of aggregate maturities of long-term debt [Abstract]
2022	$ 293
2023	298
2024	303
2025	309
2026	314
Thereafter	619
Total	$ 2,136